Financial Instruments Risks - Breakdown by Contractual Maturity of Financial Liabilities (Details) - ARS ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Up to 1 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	[1]	$ 371,517,021	$ 365,856,606
Breakdown by contractual maturity of financial liabilities	[1]	1,260,157,221	1,364,434,848
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		837,387,924	571,695,645
From more than 1 month to 3 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets		121,434,474	111,445,237
Breakdown by contractual maturity of financial liabilities		107,111,751	69,831,480
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		6,440,802	2,686,685
From more than 3 month to 6 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets		91,326,749	91,197,252
Breakdown by contractual maturity of financial liabilities		110,068,684	110,144,027
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		4,724,639	1,100,387
From more than 6 month to 12 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets		75,946,906	91,402,986
Breakdown by contractual maturity of financial liabilities		4,300,628	5,806,892
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		2,443,748	1,063,368
From more than 12 month to 24 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets		80,308,421	75,726,097
Breakdown by contractual maturity of financial liabilities		3,336,028	6,510,574
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		506,280	265,392
More than 24 months [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets		139,087,706	125,988,194
Breakdown by contractual maturity of financial liabilities		5,046,027	7,152,401
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		914,400	1,231,833
Total of financial liabilities [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets		879,621,277	861,616,372
Breakdown by contractual maturity of financial liabilities		1,490,020,339	1,563,880,222
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		$ 852,417,793	$ 578,043,310

[1]	The Bank has liquid assets such as cash and cash equivalents (Note 4), reverse repurchase agreements (Note 6.3) and BCRA liquidity bills (Note 10.1), among others, to settle its liabilities.